Segment Information	12 Months Ended
Dec. 31, 2023
Segment Information [Abstract]
Segment Information
4.

SEGMENT INFORMATION
Emera manages its reportable segments separately due in part to their different operating, regulatory and geographical environments. Segments are reported based on each subsidiary’s contribution of revenues, net income attributable to common shareholders and total assets, as reported to the Company’s chief operating decision maker.
Florida

Canadian
Gas Utilities
Other
Inter-
Electric Electric and Electric Segment
millions of dollars Utility Utilities Infrastructure Utilities Other Eliminations Total
For the year ended December 31, 2023

Operating revenues from
external customers (1)
$

3,548 $

1,671 $

1,510 $

526 $

308 $

-

$

7,563
Inter-segment revenues
(1)

8 -

14 -

31 (53)

-

Total operating revenues

3,556

1,671

1,524

526

339 (53)

7,563
Regulated fuel for generation
and purchased power

920

699 -

275 -

(13)

1,881
Regulated cost of natural gas -

-

527 -

-

-

527
OM&G

830

384

405

130

151 (21)

1,879
Provincial, state and municipal
taxes

289

45

91

3

5 -

433
Depreciation and amortization

571

276

126

68

8 -

1,049
Income from equity
investments
-

109

21

4

12 -

146
Other income, net

69

32

11

7

20

19

158
Interest expense, net
(2)

271

170

129

23

332 -

925
Income tax expense
(recovery)

117 (9)

64 -

(44) -

128
Non-controlling interest in
subsidiaries
-

-

-

1 -

-

1
Preferred stock dividends -

-

-

-

66 -

66
Net income (loss) attributable
to common shareholders
$

627 $

247 $

214 $

37 $ (147) $ -

$

978
Capital expenditures $

1,736 $

450 $

664 $

63 $

8 $ -

$

2,921
As at December 31, 2023
Total assets $

21,119 $

8,634 $

7,735 $

1,311 $

1,938 $ (1,257) $

39,480
Investments subject to
significant influence
$ -

$

1,236 $

118 $

48 $ -

$ -

$

1,402
Goodwill $

4,628 $ -

$

1,240 $ -

$

3 $ -

$

5,871
(1) All significant inter-company balances and transactions have been eliminated on consolidation except for certain transactions between non-regulated and regulated entities. Management believes elimination of these transactions would understate PP&E,
OM&G, or regulated fuel for generation and purchased power. Inter-company transactions that have not been eliminated are
measured at the amount of consideration established and agreed to by the related parties. Eliminated transactions are included in
determining reportable segments.
(2) Segment net income is reported on a basis that includes internally allocated financing costs of $ 95 million for the year ended
December 31, 2023, between the Florida Electric Utility,

Gas Utilities and Infrastructure and Other segments.
Florida

Canadian
Gas Utilities
Other
Inter-
Electric Electric and Electric Segment
millions of dollars Utility Utilities Infrastructure Utilities Other Eliminations Total
For the year ended December 31, 2022

Operating revenues from
external customers
(1)
$

3,280 $

1,675 $

1,697 $

518 $

418 $

-

$

7,588
Inter-segment revenues
(1)

7 -

7 -

22 (36)

-

Total operating revenues

3,287

1,675

1,704

518

440 (36)

7,588
Regulated fuel for generation
and purchased power

1,086

803 -

290 -

(8)

2,171
Regulated cost of natural gas
-

-

800 -

-

-

800
OM&G

625

338

365

123

156 (11)

1,596
Provincial, state and municipal
taxes

235

43

83

3

3 -

367
Depreciation and amortization

507

259

118

61

7 -

952
Income from equity
investments -

87

21

4

17 -

129
Other income (expenses), net

68

24

13 -

23

17

145
Interest expense, net (2)

185

136

81

19

288 -

709
GBPC impairment charge
-

-

-

73 -

-

73
Income tax expense (recovery)

121 (8)

70 -

2 -

185
Non-controlling interest in
subsidiaries -

-

-

1 -

-

1
Preferred stock dividends -

-

-

-

63 -

63
Net income (loss) attributable
to common shareholders
$

596 $

215 $

221 $ (48) $ (39) $ -

$

945
Capital expenditures $

1,425 $

507 $

574 $

63 $

6 $ -

$

2,575
As at December 31, 2022
Total assets $

21,053 $

8,223 $

7,737 $

1,337 $

2,835 $ (1,443) $

39,742
Investments subject to
significant influence
$ -

$

1,241 $

128 $

49 $ -

$ -

$

1,418
Goodwill $

4,739 $ -

$

1,270 $ -

$

3 $ -

$

6,012
(1) All significant inter-company balances and transactions have been eliminated on consolidation except for certain transactions between non-regulated and regulated entities. Management believes elimination of these transactions would understate PP&E,
OM&G, or regulated fuel for generation and purchased power. Inter-company transactions that have not been eliminated are
measured at the amount of consideration established and agreed to by the related parties. Eliminated transactions are included in
determining reportable segments.
(2) Segment net income is reported on a basis that includes internally allocated financing costs of $ 13 million for the year ended
December 31, 2022, between the Gas Utilities and Infrastructure and Other segments.
Geographical Information
Revenues (based on country of origin of the product or service sold)
For the Year ended December 31
millions of dollars 2023 2022
United States

5,310 $

5,346
Canada

1,727

1,725
Barbados

389

384
The Bahamas

137

122
Dominica -

11
$

7,563 $

7,588
Property Plant and Equipment:
As at

December 31 December 31
millions of dollars 2023 2022
United States $

18,588 $

17,382
Canada

4,878

4,689
Barbados

576

583
The Bahamas

334

342
$

24,376 $

22,996